Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2012

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2013

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥6,191	¥3,880	¥6,191	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	20,081	2,112	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	334,179	96,758	197,143	0
(d) VIEs for corporate rehabilitation support business	10,205	192	0	0
(e) VIEs for investment in securities	34,091	8,075	19,133	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	467,348	250,374	391,664	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	425,017	434,273	425,017	0
(h) Other VIEs	103,345	49,604	85,763	0

Total	¥1,400,457	¥845,268	¥1,124,911	¥0

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2012

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss*
Types of VIEs		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer asset	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2013

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer assets	¥41,929	¥3,428	¥4,119	¥7,547
(b) VIEs for acquisition of real estate and real estate development projects for customers	872,189	106,861	51,345	201,145
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,327,751	0	24,822	40,501
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,236,389	0	23,257	23,798
(h) Other VIEs	40,806	97	4,079	4,176

Total	¥4,519,064	¥110,386	¥107,622	¥277,167

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.